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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04933

PFM Funds
(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101
(Address of principal executive offices) (Zip code)

PFM Asset Management LLC
One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101
(Name and address of agent for service)

Registrant's telephone number, including area code:	(800) 338-3383

Date of fiscal year end:	6/30/13

Date of reporting period:	7/1/12 to 6/30/13

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

REGISTRANT’S ANNUAL REPORT TO SHAREHOLDERS FOR THE YEAR ENDED JUNE 30, 2013 IS ATTACHED BELOW.

table of contents

1	MESSAGE FROM THE INVESTMENT MANAGER

3	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

4	PRIME SERIES FINANCIAL HIGHLIGHTS

7	PRIME SERIES FINANCIAL STATEMENTS

13	GOVERNMENT SERIES FINANCIAL HIGHLIGHTS

14	GOVERNMENT SERIES FINANCIAL STATEMENTS

18	NOTES TO FINANCIAL STATEMENTS

26	PFM FUNDS BOARD OF TRUSTEES, OFFICERS AND ADVISORY BOARD

28	INFORMATION ABOUT FUND EXPENSES

For further information on the PFM Funds, call

1-800-338-3383 or visit us at www.pfmfunds.com.

PFM Funds (the “Trust”) filed its complete schedule of portfolio holdings with the SEC for the Trust’s first and third fiscal quarters on Form N-Q. The Trust’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectuses can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectuses provide more complete information including charges and expenses. Please read the prospectus carefully before investing.

You can obtain a free copy of the Trust’s proxy voting guidelines either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov. In addition, you may obtain a free report on the Trust’s proxy voting record during the 12 months ended June 30, 2013 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

MESSAGE FROM THE INVESTMENT MANAGER

Dear Shareholder,

We are pleased to present the Annual Report for PFM Funds (the “Trust”) for the period ended June 30, 2013. Safety of principal and liquidity remain our top priorities when managing the Funds. Despite a low interest-rate environment, the Trust continues to generate competitive yields.

Economic Update

Over the last year, the domestic housing market and the labor market have strengthened, and gross domestic product (GDP) growth is expected to continue to increase modestly, expanding at around 2% for the remainder of 2013 and perhaps at 2.5% to 3% in 2014. While the impact of this year’s federal payroll tax increase on January 1 and the beginning of the federal budget sequester on March 1 have been a drag on growth, other factors like consumption, a modest uptick in business investment, and a rise in state and local government spending should be more than enough to keep the economy moving. U.S. job market conditions have continued to improve, with the unemployment rate moving from 8.1% in April 2012 to 7.6% in June 2013. At the same time, the housing market is showing signs of recovery. The S&P Case-Shiller index of home prices soared 10.9% from March 2012 to March 2013, marking its biggest 12-month increase in seven years. Consumer optimism has also increased, as the Thomson Reuters/University of Michigan index of consumer sentiment rose to 84.1 in June 2013, near the six-year high set in May 2013.

The Federal Reserve (Fed) and foreign central banks—including the Bank of Japan, Bank of England, and European Central Bank—have taken bold steps to reflate the global economy. The results have been a strong rise in the Japanese stock market, a decline in European bond yields from the distressed levels of early spring, and a powerful force to keep the U.S. equity markets rising. The global markets are truly in the hands of the central banks.

Interest Rates

Although the Federal Open Market Committee (FOMC) remains committed to keeping short-term rates near zero until the unemployment rate falls below 6.5% as long as inflation expectations are stable, the Fed has begun to talk about reducing its bond-buying programs, which currently consist of $85 billion in purchases per month. Longer-term interest rates have begun to rise amid talk of “tapering” the Fed’s program, but critical economic indicators such as low inflation, continued high U.S. unemployment, and subdued global growth have suggested that it may be some months until the Fed acts and longer still until the federal funds rate is pushed higher.

Fund Strategy

In order to offset the historically low yields on short-term U.S. Treasury and Federal Agency securities, we will seek to capitalize on the yield advantage available in high-quality commercial paper, certificates of deposit, Federal Home Loan Bank (FHLB)

PFM Funds Annual Report | June 30, 2013   1

collateralized certificates of deposit, and floating-rate Federal Agency securities, which all offer attractive value. As always, we will try to execute investment strategies nimbly and cautiously.

We are proud to announce that the PFM Funds Government Series was selected as one of the top institutional money market fund performers by iMoneyNet for 2012, marking the fourth year in a row the Government Series was recognized for strong investment performance. Additionally, the Trust’s portfolios hit an all-time high of over $7.2 billion in net assets this year.

We understand that these are challenging times for our investors and we thank you for doing business with us. We look forward to continuing our work as the Trust’s Investment Manager, developing and implementing effective investment strategies to address your financial objectives.

Respectfully,

PFM Asset Management LLC

June 30, 2013

2   PFM Funds Annual Report | June 30, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of PFM Funds

We have audited the accompanying statements of net assets of the Prime Series and Government Series (the “Funds”) (each a series of PFM Funds) as of June 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at June 30, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

August 27, 2013

PFM Funds Annual Report | June 30, 2013   3

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Prime Series - SNAP Fund Class

	Year Ended June 30,
	2013	2012	2011	2010	2009(1)
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.002	0.003	0.003	0.003	0.017
Total From Operations	0.002	0.003	0.003	0.003	0.017
Less: Distribution
Net Investment Income	(0.002)	(0.003)	(0.003)	(0.003)	(0.017)
Total Distributions	(0.002)	(0.003)	(0.003)	(0.003)	(0.017)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.25%	0.26%	0.26%	0.32%	1.74%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$3,922,670	$4,261,742	$3,283,797	$3,247,184	$3,699,739
Ratio of Expenses to Average Net Assets	0.08%	0.09%	0.09%	0.09%	0.12%
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.09%	0.10%	0.10%	0.10%	0.13%
Ratio of Net Investment Income to Average Net Assets	0.25%	0.25%	0.26%	0.31%	1.71%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.24%	0.24%	0.25%	0.30%	1.70%

(1)	On September 29, 2008, CCRF SNAP® Fund was renamed Prime Series and shares of CCRF SNAP® Fund became shares of the SNAP Fund Class of Prime Series.

The accompanying notes are an integral part of these financial statements.

4   PFM Funds Annual Report | June 30, 2013

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Prime Series - Institutional Class

					September 29,
	Year Ended, June 30,				2008(1) through
	2013	2012	2011	2010	June 30, 2009
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.002	0.002	0.002	0.002	0.010
Total From Operations	0.002	0.002	0.002	0.002	0.010
Less: Distributions
Net Investment Income	(0.002)	(0.002)	(0.002)	(0.002)	(0.010)
Total Distributions	(0.002)	(0.002)	(0.002)	(0.002)	(0.010)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.17%	0.18%	0.18%	0.23%	1.02	%(3)
Ratios/Supplemental Data
Net Assets, End of Period (000)	$2,110,672	$1,947,637	$1,724,797	$1,205,815	$1,012,800
Ratio of Expenses to Average Net Assets	0.16%	0.16%	0.16%	0.17%	0.21	%(2)
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.16%	0.16%	0.16%	0.17%	0.21	%(2)
Ratio of Net Investment Income to Average Net Assets	0.17%	0.17%	0.18%	0.23%	1.20	%(2)
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.17%	0.17%	0.18%	0.23%	1.20	%(2)

(1)	The Institutional Class of Prime Series commenced operations on September 29, 2008, when the assets of CCRF Prime Portfolio and Cadre Reserve Fund – Money Market Series were acquired by Prime Series. The historical performance of those funds did not carry forward.
(2)	Annualized.
(3)	Not annualized.

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2013   5

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Prime Series - Colorado Investors Class

		July 14, 2011(1)
	Year Ended	through
	June 30, 2013	June 30, 2012
Net Asset Value, Beginning of Period	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.002	0.002
Total From Operations	0.002	0.002
Less: Distributions
Net Investment Income	(0.002)	(0.002)
Total Distributions	(0.002)	(0.002)
Net Asset Value, End of Period	$1.000	$1.000
Total Return	0.21%	0.22	%(3)
Ratios/Supplemental Data
Net Assets, End of Period (000)	$398,048	$161,424
Ratio of Expenses to Average Net Assets	0.12%	0.12	%(2)
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.16%	0.17	%(2)
Ratio of Net Investment Income to Average Net Assets	0.19%	0.25	%(2)
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.15%	0.20	%(2)

(1)	The Colorado Investors Class of Prime Series commenced operations on July 14, 2011.
(2)	Annualized.
(3)	Not annualized.

The accompanying notes are an integral part of these financial statements.

6   PFM Funds Annual Report | June 30, 2013

STATEMENT OF NET ASSETS

Prime Series

June 30, 2013

			Face
			Amount	Value
Certificates of Deposit (55.6%)
Bank of Montreal (Chicago)
0.15%		8/2/13	$50,000,000	$50,000,000
0.25%		9/5/13	100,000,000	100,000,000
Bank of Nova Scotia (Houston)
0.62	%(1)	9/17/13	52,000,000	52,035,693
0.48	%(1)	10/18/13	45,000,000	45,023,985
0.76	%(1)	2/10/14	20,000,000	20,056,587
BNP Paribas (NY)
0.30%		7/1/13	200,000,000	200,000,000
0.30%		7/2/13	15,000,000	15,000,000
Branch Banking & Trust
0.49%		10/1/13	85,000,000	85,000,000
0.46%		10/9/13	68,000,000	68,000,000
0.45%		10/18/13	50,000,000	50,000,000
Canadian Imperial Bank (NY)
0.44	%(1)	7/2/13	75,000,000	75,000,000
0.39	%(1)	8/22/13	50,000,000	50,000,000
0.28	%(1)	11/6/13	75,000,000	75,000,000
0.28	%(1)	11/8/13	15,000,000	15,002,151
Credit Agricole Corp. & Investment Bank (NY)
0.14%		7/3/13	150,000,000	150,000,000
Credit Suisse (NY)
0.29%		10/1/13	50,000,000	50,000,000
0.38%		11/26/13	50,000,000	50,000,000
0.31	%(1)	11/26/13	100,000,000	100,000,000
DNB ASA (NY)
0.09%		7/2/13	50,000,000	50,000,000
JP Morgan Chase Bank
0.33%		2/7/14	75,000,000	75,000,000
Lloyds TSB Bank PLC (NY)
0.15%		7/1/13	125,000,000	125,000,000
Mizuho Corporate Bank (NY)
0.28%		8/28/13	50,000,000	50,000,000
0.27%		9/9/13	100,000,000	100,000,000
National Australia Bank (NY)
0.29%		10/7/13	60,000,000	60,000,000
Nordea Bank Finland (NY)
0.29%		7/1/13	40,000,000	40,000,000
0.26%		8/26/13	35,000,000	35,000,000
0.25%		9/20/13	65,000,000	65,000,726
Norinchukin Bank (NY)
0.13%		7/5/13	50,000,000	50,000,000
0.25%		9/20/13	136,000,000	135,999,993
Rabobank Nederland NV (NY)
0.42%		1/8/14	75,000,000	75,049,489
Royal Bank of Canada (NY)
0.33	%(1)	8/12/13	25,000,000	25,000,000
0.32	%(1)	1/27/14	115,000,000	115,000,000
0.32	%(1)	1/30/14	28,000,000	28,000,000
0.29	%(1)	6/10/14	30,000,000	30,000,000

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2013   7

STATEMENT OF NET ASSETS

Prime Series

June 30, 2013

			Face
			Amount	Value
Skandinaviska Enskilda Banken (NY)
0.34%		7/23/13	$5,000,000	$5,000,030
0.39	%(1)	2/21/14	50,000,000	50,000,000
0.43%		2/21/14	50,000,000	50,000,000
0.43%		2/24/14	50,000,000	50,000,000
0.35	%(1)	5/30/14	35,000,000	35,000,000
Standard Chartered Bank (NY)
0.28%		10/1/13	35,000,000	35,000,000
0.29%		12/20/13	35,000,000	35,003,560
0.30	%(1)	1/2/14	100,000,000	100,000,000
Sumitomo Mitsui Bank (NY)
0.23%		8/1/13	135,000,000	135,000,000
0.58	%(1)	8/29/13	45,000,000	45,021,445
0.23%		9/6/13	25,000,000	25,000,000
Svenska Handelsbanken (NY)
0.28%		7/10/13	15,000,000	15,000,019
0.27%		7/23/13	119,750,000	119,751,095
Swedbank (NY)
0.20%		9/13/13	50,000,000	50,000,514
Toronto Dominion Bank (NY)
0.21%		11/1/13	80,000,000	80,000,000
0.23%		11/4/13	20,000,000	20,000,000
0.23%		11/4/13	50,000,000	50,000,000
0.23%		11/12/13	50,000,000	50,000,000
UBS AG (CT)
0.34%		9/3/13	60,000,000	60,000,000
0.48	%(1)	2/19/14	100,000,000	100,000,000
0.54%		2/19/14	50,000,000	50,000,000
Westpac Banking Corp. (NY)
0.37%		11/20/13	25,000,000	25,000,000
0.30	%(1)	1/3/14	30,000,000	30,000,000
0.25	%(1)	4/23/14	50,000,000	50,000,000
Total Certificates of Deposit				3,573,945,287
Commercial Paper (22.7%)
Bank of Nova Scotia (NY)
0.09%		7/1/13	85,000,000	85,000,000
Bank of Tokyo Mitsubishi UFJ LTD
0.26%		9/4/13	25,000,000	24,988,264
0.26%		9/13/13	120,000,000	119,935,867
0.26%		10/22/13	10,000,000	9,991,839
0.26%		11/4/13	45,000,000	44,959,050
General Electric Capital Corp.
0.24%		8/26/13	55,000,000	54,979,467
0.23%		11/4/13	50,000,000	49,959,750
HSBC USA, Inc.
0.19%		9/3/13	65,000,000	64,978,044
0.19%		9/9/13	6,200,000	6,197,709
0.28%		10/1/13	15,000,000	14,989,267
0.27%		10/11/13	15,000,000	14,988,525
0.27%		10/29/13	5,000,000	4,995,500

The accompanying notes are an integral part of these financial statements.

8   PFM Funds Annual Report | June 30, 2013

STATEMENT OF NET ASSETS

Prime Series

June 30, 2013

			Face
			Amount	Value
HSBC USA, Inc. (continued)
0.26%		11/5/13	$35,000,000	$34,967,897
0.26%		11/8/13	34,000,000	33,968,078
0.25%		11/22/13	8,500,000	8,491,500
Mizuho Funding LLC
0.28%		10/1/13	50,000,000	49,964,861
National Australian Funding (DE)
0.18%		9/10/13	15,000,000	14,994,675
Natixis US Finance Co.
0.15%		7/2/13	200,000,000	199,999,167
Nordea North America, Inc.
0.28%		7/5/13	50,000,000	49,998,472
Rabobank USA Finance Corp.
0.26%		9/5/13	15,000,000	14,992,850
0.25%		11/6/13	45,000,000	44,960,000
0.26%		11/7/13	50,000,000	49,954,313
Svenska Handelsbanken, Inc.
0.27%		7/23/13	30,000,000	29,995,050
0.27%		7/29/13	50,000,000	49,989,500
Toyota Motor Credit Corp.
0.28%		8/16/13	10,000,000	9,996,422
0.26%		9/11/13	39,000,000	38,979,720
0.27%		9/17/13	31,000,000	30,981,865
0.23	%(1)	3/7/14	50,000,000	50,000,000
U.S. Bank
0.13%		7/8/13	205,000,000	205,000,000
Walmart Stores, Inc.
0.06%		7/1/13	50,000,000	50,000,000
Total Commercial Paper.				1,463,197,652
U.S. Government Supported Corporate Debt (1.2%)
Straight-A Funding LLC
0.08%		7/9/13	75,000,000	74,999,667
Total U.S. Government Supported Corporate Debt.				74,999,667
U.S. Government & Agency Obligations (7.7%)
Fannie Mae Notes
0.35	%(1)	10/25/13	92,733,000	92,727,047
Fannie Mae Discount Notes
0.09%		8/22/13	25,000,000	24,996,930
Federal Home Loan Bank Notes
0.20%		6/12/14	11,000,000	11,000,000
Federal Home Loan Bank Discount Notes
0.09%		8/28/13	100,000,000	99,985,500
Freddie Mac Notes
0.32	%(1)	9/3/13	27,821,000	27,820,835
0.30	%(1)	9/12/13	41,731,000	41,728,474
0.39	%(1)	11/18/13	97,370,000	97,366,261
U.S. Treasury Notes
0.08%		7/15/13	101,288,800	101,437,393
Total U.S. Government & Agency Obligations				497,062,440

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2013   9

STATEMENT OF NET ASSETS

Prime Series

June 30, 2013

Face
Amount	Value
Repurchase Agreements (11.7%)
Barclays Capital, Inc.
0.10%	7/1/13	$7,400,000	$7,400,000
(Dated 6/28/13, repurchase price $7,400,062, collateralized by
U.S. Treasury securities, 0.25%, maturing 4/15/16, market value
$7,548,131)
BNP Paribas
0.13%	7/1/13	300,000,000	300,000,000
(Dated 4/17/13, repurchase price $300,081,250, collateralized by Fannie Mae securities, 0% to 5.86%, maturing 6/1/35 to
6/1/43, market value $213,221,915; by Freddie Mac securities,
0% to 5.14%, maturing 4/1/35 to 2/1/42, market value
$68,754,431; and by Government National Mortgage Association
securities, 4.50% to 6.00%, maturing 7/15/35 to 9/20/40,
market value $24,106,530)
0.12%	7/25/13	250,000,000	250,000,000
(Dated 4/29/13, repurchase price $250,072,500, collateralized by Fannie Mae securities, 2.42% to 6.00%, maturing 5/1/21 to
5/1/43, market value $152,566,305; by Freddie Mac securities,
2.50% to 6.00%, maturing 3/1/25 to 10/1/42, market value
$68,777,256; and by Government National Mortgage
Association securities, 1.63% to 6.00%, maturing 11/15/34
to 6/15/43, market value $33,709,989)
Deutsche Bank
0.25%	7/1/13	20,000,000	20,000,000
(Dated 6/28/13, repurchase price $20,000,417, collateralized by Fannie Mae securities, 3.50%, maturing 6/1/43,
market value $20,400,000)
Goldman Sachs
0.07%	7/1/13	175,000,000	175,000,000
(Dated 6/24/13, repurchase price $175,002,382, collateralized by Fannie Mae securities, 2.50% to 6.50%, maturing 6/1/23 to
6/1/43, market value $109,785,931; and by Freddie Mac
securities, 2.49% to 5.45%, maturing 6/1/19 to 5/1/43, market value $68,716,499)
Total Repurchase Agreements	752,400,000
Total Investments (98.9%)	6,361,605,046
Other Assets in Excess of Other Liabilities (1.1%)	69,784,888
Net Assets (100.0%)	$6,431,389,934
Net Assets Consist of:
SNAP Fund Class Shares (applicable to 3,922,669,745 outstanding shares of beneficial interest; unlimited shares authorized; no par
value; equivalent to $1.00 per share)	3,922,669,745
Institutional Class Shares (applicable to 2,110,671,796 outstanding shares of beneficial interest; unlimited shares authorized; no par
value; equivalent to $1.00 per share)	2,110,671,796
Colorado Investors Class Shares (applicable to 398,048,393
outstanding shares of beneficial interest; unlimited shares
authorized; no par value equivalent to $1.00 per share)	398,048,393

(1) Floating Rate Note. Rate shown is that which was in effect at June 30, 2013.

The accompanying notes are an integral part of these financial statements

10   PFM Funds Annual Report | June 30, 2013

STATEMENT OF OPERATIONS

Prime Series

Year Ended June 30, 2013

Investment Income
Interest Income	$21,536,693
Expenses
Investment Advisory Fees	3,123,140
Administrative Fees	655,785
Transfer Agent Fees:
SNAP Fund Class	821,453
Institutional Class	1,980,785
Independent Schools and Colleges Class	8,919
Colorado Investors Class	220,044
Custody Fees	274,078
Cash Management Fees:
SNAP Fund Class	120,395
Institutional Class	17,091
Independent Schools and Colleges Class	804
Colorado Investors Class	2,603
Audit Fees	27,855
Legal Fees	147,794
Insurance Premiums.	82,015
Registration Fees	53,530
Rating Fees	21,000
Other Expenses	214,163
Total Expenses	7,771,454
Less Transfer Agent Fee Waivers:
SNAP Fund Class	(434,904)
Independent Schools and Colleges Class	(3,243)
Colorado Investors Class	(91,012)
Net Expenses	7,242,295
Net Investment Income	14,294,398
Net Realized Gain on Sale of Investments	259,489
Net Increase in Net Assets Resulting from Operations	$14,553,887

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2013   11

STATEMENTS OF CHANGES IN NET ASSETS

Prime Series

	Year Ended	Year Ended
	June 30,	June 30,
	2013	2012
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income.	$14,294,398	$12,968,156
Net Realized Gain on Sale of Investments	259,489	280,770
Net Increase in Net Assets	14,553,887	13,248,926
Distributions
Net Investment Income, Net of Realized
Gain on Sale of Investments:
SNAP Fund Class Shares	(10,303,614)	(9,076,275)
Institutional Class Shares.	(3,763,849)	(3,109,750)
Independent Schools and Colleges Class Shares.	(7,984)	(9,642)
Florida Education Class Shares.	–	(894,323)
Colorado Investors Class Shares	(478,440)	(158,936)
Total Distributions	(14,553,887)	(13,248,926)
Capital Share Transactions (at $1.00 per share)
Issued:
SNAP Fund Class Shares.	2,617,308,200	3,569,352,668
Institutional Class Shares.	23,388,089,710	18,070,601,903
Independent Schools and Colleges Class Shares.	10,764,927	5,369,433
Florida Education Class Shares.	–	411,385,476
Colorado Investors Class Shares	843,685,464	347,509,669
Redeemed:
SNAP Fund Class Shares	(2,966,684,568)	(2,600,483,301)
Institutional Class Shares	(23,228,818,775)	(17,850,871,169)
Independent Schools and Colleges Class Shares.	(15,532,312)	(4,388,448)
Florida Education Class Shares.	–	(695,713,966)
Colorado Investors Class Shares	(607,539,551)	(186,244,565)
Distributions Reinvested:
SNAP Fund Class Shares	10,303,614	9,076,275
Institutional Class Shares.	3,763,849	3,109,750
Independent Schools and Colleges Class Shares.	7,984	9,642
Florida Education Class Shares.	–	894,323
Colorado Investors Class Shares	478,440	158,936
Net Increase from Capital Share Transactions.	55,826,982	1,079,766,626
Total Increase in Net Assets	55,826,982	1,079,766,626
Net Assets
Beginning of Period	6,375,562,952	5,295,796,326
End of Period	$6,431,389,934	$6,375,562,952

The accompanying notes are an integral part of these financial statements.

12   PFM Funds Annual Report | June 30, 2013

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period(1)

Government Series

		Year Ended June 30,
	2013	2012	2011	2010	2009(1)
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.0004	0.0004	0.001	0.002	0.012
Total From Operations	0.0004	0.0004	0.001	0.002	0.012
Less: Distributions
Net Investment Income	(0.0004)	(0.0004)	(0.001)	(0.002)	(0.012)
Total Distributions	(0.0004)	(0.0004)	(0.001)	(0.002)	(0.012)
Net Asset Value, End of Period	$1.000	$1.0000	$1.000	$1.000	$1.000
Total Return	0.04%	0.04%	0.09%	0.17%	1.20%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$185,482	$311,091	$361,182	$685,163	$363,554
Ratio of Expenses to Average Net Assets(2)	0.18%	0.15%	0.18%	0.18%	0.24	%(2)
Ratio of Expenses to Average Net Assets Before Fee Waivers and Recoupments(2)	0.21%	0.21%	0.20%	0.22%	0.26	%(2)
Ratio of Net Investment Income to Average Net Assets	0.04%	0.04%	0.09%	0.16%	1.00%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers and Recoupments	0.01%	-0.02%	0.07%	0.12%	0.98%

(1)	On September 29, 2008, Government Series, which was formerly known as the CCRF Federal Portfolio, acquired the assets of the Cadre Reserve Fund – U.S. Government Series, a series of Cadre Institutional Investors Trust. Cadre Reserve Fund – U.S. Government Series was deemed to be the accounting survivor of the acquisition. The financial highlights for the periods prior to September 29, 2008 reflect the operating history of Cadre Reserve Fund – U.S. Government Series. On June 25, 2008, the Board of Trustees of Cadre Institutional Investors Trust approved a change in the fiscal year of Cadre Reserve Fund – U.S. Government Series from September 30th to June 30th, effective June 30, 2008.
(2)	For the periods prior to September 29, 2008, Cadre Reserve Fund – U.S. Government Series pursued its investment objective by investing in Cadre Institutional Investors Trust U.S. Government Money Market Portfolio (the “CIIT Government Portfolio”). The expense ratios shown above for the Government Series for periods prior to September 29, 2008 include the expenses of the CIIT Government Portfolio which were allocated to Cadre

Reserve Fund – U.S. Government Series.

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2013   13

STATEMENT OF NET ASSETS

Government Series

June 30, 2013

			Face
			Amount	Value
U.S. Government & Agency Obligations (86.4%)
Fannie Mae Discount Notes
0.08%		8/19/13	$5,000,000	$4,999,490
0.09%		8/22/13	8,000,000	7,999,018
Fannie Mae Mortgage-Backed Security Discount Notes
0.11%		8/1/13	12,500,000	12,498,789
0.08%		8/1/13	10,000,000	9,999,290
0.19%		1/2/14	5,000,000	4,995,118
0.20%		1/2/14	3,000,000	2,996,878
Fannie Mae Notes
0.20%		7/12/13	1,370,000	1,371,521
0.19%		8/9/13	4,000,000	4,001,313
0.16%		8/20/13	1,650,000	1,652,480
0.21%		12/18/13	1,600,000	1,604,055
0.36	%(1)	8/25/14	5,000,000	5,015,145
0.48	%(1)	11/21/14	1,000,000	1,004,921
Federal Farm Credit Bank Notes
0.14%		10/7/13	1,900,000	1,918,965
0.24%		11/4/13	500,000	500,794
0.25%		12/11/13	545,000	557,636
0.16%		12/18/13	750,000	767,991
0.37	%(1)	5/29/14	2,080,000	2,084,420
0.27	%(1)	7/14/14	3,000,000	3,002,835
0.40	%(1)	11/28/14	650,000	651,634
0.18	%(1)	1/26/15	2,500,000	2,502,385
Federal Home Loan Bank Discount Notes
0.08%		8/16/13	10,000,000	9,998,978
0.11%		10/23/13	508,000	507,831
Federal Home Loan Bank Notes
0.28%		7/1/13	2,000,000	2,000,000
0.19%		7/30/13	595,000	595,026
0.24	%(1)	8/1/13	5,000,000	5,000,000
0.19%		8/13/13	1,350,000	1,350,145
0.18%		8/28/13	2,725,000	2,726,378
0.15%		9/5/13	3,000,000	2,999,928
0.20%		9/6/13	2,000,000	2,000,174
0.17%		9/6/13	1,000,000	1,006,969
0.20%		9/13/13	475,000	477,327
0.23%		10/18/13	600,000	599,941
0.12%		10/18/13	960,000	969,994
0.17	%(1)	11/8/13	5,000,000	4,999,289
0.22%		11/25/13	600,000	600,186
0.25%		12/3/13	500,000	500,088
0.13%		12/13/13	2,855,000	2,915,823
0.19%		12/13/13	1,145,000	1,164,700
0.21%		1/29/14	1,050,000	1,050,987
0.20%		3/10/14	600,000	603,864
0.29	%(1)	8/18/14	1,000,000	1,001,831
Federal Home Loan Bank Notes (Callable)
0.20%		6/12/14	2,000,000	2,000,000

The accompanying notes are an integral part of these financial statements.

14   PFM Funds Annual Report | June 30, 2013

STATEMENT OF NET ASSETS

Government Series

June 30, 2013

			Face
			Amount	Value
Freddie Mac Discount Notes
0.07%		8/5/13	$8,000,000	$7,999,456
0.10%		10/22/13	2,500,000	2,499,215
Freddie Mac Notes
0.19%		7/15/13	2,000,000	2,003,319
0.32	%(1)	9/3/13	5,500,000	5,499,902
0.30	%(1)	9/12/13	5,000,000	4,999,696
0.39	%(1)	11/18/13	10,000,000	9,999,616
U.S. Treasury Notes
0.09%		7/15/13	10,128,880	10,143,696
0.20%		8/15/13	2,000,000	2,009,996
Total U.S. Government & Agency Obligations				160,349,033
Repurchase Agreements (15.4%)
BNP Paribas
0.13%		7/1/13	10,000,000	10,000,000
(Dated 4/17/13, repurchase price $10,002,708, collateralized by
Government National Mortgage Association securities, 1.75%
to 4.50%, maturing 7/20/26 to 4/20/43, market value $10,202,763)
0.12%		7/25/13	5,000,000	5,000,000
(Dated 4/29/13, repurchase price $5,001,450, collateralized by
Government National Mortgage Association securities, 1.63%
to 5.25%, maturing 6/20/24 to 12/20/40, market value $5,101,071)
Deutsche Bank
0.25%		7/1/13	5,500,000	5,500,000
(Dated 6/28/13, repurchase price $5,500,115, collateralized by
U.S. Treasury securities, 0.25%, maturing 10/15/15, market
value $5,610,026)
Merrill Lynch, Pierce, Fenner & Smith
0.04%		7/3/13	8,000,000	8,000,000
(Dated 6/26/13, repurchase price $8,000,062, collateralized by
U.S. Treasury discount securities, maturing 7/5/13, market
value $8,160,067)
Total Repurchase Agreements				28,500,000
Total Investments (101.8%)				188,849,033
Other Liabilities in Excess of Other Assets (-1.8%)				(3,367,367)
Net Assets (100.0%)
Applicable to 185,481,666 outstanding shares of beneficial interest (unlimited shares authorized; no par value equivalent to $1.00 per share)				$185,481,666

(1) Floating Rate Note. Rate shown is that which was in effect at June 30, 2013.

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2013   15

STATEMENT OF OPERATIONS

Government Series

Year Ended June 30, 2013

Investment Income
Interest Income	$489,861
Expenses
Investment Advisory Fees	153,524
Administrative Fees	21,932
Transfer Agent Fees	197,388
Custody Fees	14,911
Cash Management Fees	617
Audit Fees	24,075
Legal Fees	7,656
Insurance Premiums	10,200
Rating Fees	20,250
Registration Fees	20,400
Other Expenses	2,418
Total Expenses	473,371
Less Administrative Fee Waivers	(1,746)
Transfer Agent Fee Waivers	(71,178)
Net Expenses	400,447
Net Investment Income	89,414
Net Realized Gain on Sale of Investments	5,952
Net Increase in Net Assets Resulting from Operations	$95,366

The accompanying notes are an integral part of these financial statements.

16   PFM Funds Annual Report | June 30, 2013

STATEMENTS OF CHANGES IN NET ASSETS

Government Series

	Year Ended	Year Ended
	June 30,	June 30,
	2013	2012
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$89,414	$151,118
Net Realized Gain on Sale of Investments	5,952	31,102
Net Increase in Net Assets	95,366	182,220
Distributions
Net Investment Income	(89,414)	(151,118)
Net Realized Gain on Sale of Investments	(5,952)	(31,102)
Total Distributions	(95,366)	(182,220)
Capital Share Transactions (at $1.00 per share)
Issued	494,769,317	4,773,807,023
Redeemed	(620,473,714)	(4,824,081,045)
Distributions Reinvested	95,366	182,220
Net Decrease from Capital
Share Transactions	(125,609,031)	(50,091,802)
Total Decrease in Net Assets	(125,609,031)	(50,091,802)
Net Assets
Beginning of Period	311,090,697	361,182,499
End of Period	$185,481,666	$311,090,697

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2013   17

NOTES TO FINANCIAL STATEMENTS

A.	ORGANIZATION

PFM Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. The Trust was originally organized as a Virginia corporation called Commonwealth Cash Reserve Fund, Inc. (“CCRF”) on December 8, 1986. On September 29, 2008, the Trust converted to a Virginia business trust and was renamed PFM Funds. The Trust is comprised of two separate investment portfolios (each represented by a separate series of shares of the Trust): Prime Series (previously known as SNAP Fund) and Government Series (previously known as CCRF Federal Portfolio). Prime Series commenced operations on September 17, 2004 through its purchase of the assets of Evergreen Select Money Market Trust –SNAP Fund Series in the amount of $1,846,930,532. On September 29, 2008, Prime Series acquired the assets and stated liabilities of CCRF Prime Portfolio, a series of CCRF, in the amount of $418,379,511 (“CCRF Reorganization”) and acquired the assets and stated liabilities of Cadre Liquid Asset Fund – Money Market Series and Cadre Reserve Fund – Money Market Series (each, a “Cadre Fund,” and collectively, the “Cadre Funds”), each a series of Cadre Institutional Investors Trust (the “Cadre Trust”), in the amounts of $212,240,679 and $32,805,565, respectively (“Cadre Money Reorganization”). On September 29, 2008, Government Series acquired the assets and liabilities of Cadre Reserve Fund – U.S. Government Series, also a series of the Cadre Trust, in the amount of $166,624,634 (“Cadre Government Reorganization”). Cadre Reserve Fund – U.S. Government Series (“Cadre Reserve Fund”) was deemed to be the accounting survivor in the Cadre Government Reorganization. Prior to the Cadre Government Reorganization, Cadre Reserve Fund pursued its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio (the “CIIT Government Portfolio”), also a series of the Cadre Trust. The CIIT Government Portfolio had substantially the same investment objective, policies and restrictions as Cadre Reserve Fund. The CCRF Reorganization, Cadre Money Reorganization and Cadre Government Reorganization were considered tax-free exchanges for federal income tax purposes. The net assets of Government Series prior to the Cadre Government Reorganization were $12,699,826. The net assets of Prime Series prior to the CCRF Reorganization and Cadre Money Reorganization were $3,233,719,108.

Prime Series and Government Series (each a “Fund” and collectively, the “Funds”) are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. Prime Series invests in short-term, high-quality debt instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. Government Obligations”), by U.S. municipalities and by financial institutions and other U.S. companies, and in repurchase agreements secured by U.S. Government Obligations. Government Series invests only in U.S. Government Obligations, repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in U.S. Government Obligations and such repurchase agreements. Prime Series offers SNAP® Fund Class shares (“SNAP

18   PFM Funds Annual Report | June 30, 2013

Shares”), Institutional Class shares (“Institutional Shares”) and Colorado Investors Class shares (“Colorado Investors Shares”). Prime Series previously offered Florida Education Class shares, however, on May 22, 2012 all shares of the Florida Education Class were redeemed and the class is currently not active. Prime Series previously offered Independent Schools and Colleges Class shares, however the Trust’s Board of Trustees elected to terminate the Independent Schools and Colleges Class effective June 28, 2013. All shares of Government Series are of the same class.

B.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies of the Funds are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

1.	Securities are stated at fair value, which is determined by using the amortized cost method. This method involves valuing a portfolio security initially at its original cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortized cost method include purchase cost of security, premium or discount at the purchase date and time to maturity. It is the Funds’ policy to compare the amortized cost and market value of securities periodically throughout the month and as of the last business day of each month. Market value is determined by reference to quoted market prices.

2.	Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities. The rates shown in the Statements of Net Assets are the yield-to-maturity at original cost unless otherwise noted. The dates shown on the Statements of Net Assets are the actual maturity dates.

3.	Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each shareholder’s account by the purchase of additional shares of the respective Fund on the last day of each month. Income, common expenses and realized gains and losses of Prime Series are allocated to the classes of Prime Series based on the relative net assets of each class when earned or incurred. Expenses specific to a class of shares of Prime Series, such as transfer agent and cash management fees, are allocated to the class of shares to which they relate.

4.	Each Fund invests in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

PFM Funds Annual Report | June 30, 2013   19

5.	Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At June 30, 2013, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Funds are considered ordinary income for federal income tax purposes.

6.	The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

7.	The Funds have evaluated subsequent events prior to the issuance of these financial statements. With the exception of the approval of the Prime Series Fee Reduction Agreement referenced in Note D, no events have taken place that meet the definition of a subsequent event that requires disclosure in these financial statements.

C.	FAIR VALUE MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair values of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the Funds’ own assumptions for determining fair value.

Portfolio investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The fair value of investments in money market funds is based on the published net asset values per share of those funds. Money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities held by Prime Series and Government Series are categorized as Level 2. There were no transfers between levels during the year ended June 30, 2013.

D.	FEES AND CHARGES

PFM Asset Management LLC (“PFM”) is an investment adviser registered under the Investment Advisers Act of 1940. The Trust has entered into agreements with PFM to

20   PFM Funds Annual Report | June 30, 2013

provide investment advisory, administration, and transfer agent services to the Funds.

Fees for investment advisory services provided by PFM to each Fund are calculated at an annual rate of .07% of the average daily net assets of each Fund up to $1 billion, .05% of the average daily net assets of each Fund on the next $2 billion, and .04% of the average daily net assets of each Fund on such assets in excess of $3 billion. Fees for administrative services provided by PFM to each Fund are calculated at an annual rate of .01% of the average daily net assets of each Fund, and fees for transfer agency services provided by PFM to each Fund at an annual rate of average daily net assets of each Fund or share class thereof, as follows:

Fund / Class	Applicable Rate
Prime Series – SNAP Fund Class	0.02%
Prime Series – Institutional Class	0.09%
Prime Series – Colorado Investors Class	0.09%
Government Series	0.09%

Fees for transfer agent services previously provided to the Independent Schools Shares were calculated at an annual rate determined as follows: 0.17% of the average daily net assets of the class up to $100 million with the rate decreasing by 0.01% of the average daily net assets of the class for each additional $100 million of net assets of the class up to $1 billion and a rate of 0.07% of the average daily net assets of the class applied for average daily net assets of the class over $1 billion. Pursuant to a contractual expense limitation agreement currently in place through October 31, 2013, PFM has agreed to waive a portion of investment advisory, administration or transfer agency fees in order to limit ordinary operating expenses of the Colorado Investors Class to not more than 0.12% of average daily net assets. PFM also waived a portion of transfer agency fees payable by the Independent Schools and Colleges Class under a prior contractual expense limitation agreement and voluntarily waived a portion of transfer agency fees payable by the SNAP Fund Class. PFM waived $529,159 of fees under its transfer agency agreement to reduce the operating expenses of these classes of the Prime Series for the year ended June 30, 2013.

On August 16, 2013, the Board of Trustees of the Trust approved a Fee Reduction Agreement (“Prime Series Fee Reduction Agreement”) with PFM on behalf of Prime Series pursuant to which PFM may, but is not obligated to, temporarily reduce fees payable by Prime Series, or any class thereof, to PFM under the Trust’s agreements with PFM at any time the monthly distribution yield to shareholders of any respective class of Prime Series for the preceding calendar month has been less than 1.00% per annum. After PFM has initiated a fee reduction under the Prime Series Fee Reduction Agreement, Prime Series will be obligated to pay PFM, upon PFM’s request, the amount of fees not previously paid to PFM as a result of the fee reduction, but only if the monthly distribution yield of the impacted class of Prime Series for the preceding calendar month is in excess of 1.00% per annum, and subject to the limitations that: (i) the amount to be paid to PFM in any calendar month may not exceed 15% of the aggregate fees that would otherwise have been payable by Prime Series for each respective class to PFM under its investment advisory, administration and transfer agency agreements in effect on the effective date of the Prime Series Fee Reduction Agreement; and (ii) any fees reduced subject to the Prime Series Fee Reduction Agreement may only be restored to PFM for a period of three years from the calendar

PFM Funds Annual Report | June 30, 2013   21

month to which they relate. The Prime Series Fee Reduction Agreement is effective November 1, 2013. Waivers made by PFM prior to this date, including those noted above for the year ended June 30, 2013, are not subject to repayment to PFM pursuant to the Prime Series Fee Reduction Agreement.

Effective January 28, 2010, the Trust entered into a Fee Reduction Agreement (“Government Series Fee Reduction Agreement”) with PFM on behalf of Government Series pursuant to which PFM may, but is not obligated to, temporarily reduce fees payable by Government Series to PFM under the Trust’s agreements with PFM at any time the monthly distribution yield to shareholders of Government Series for the preceding calendar month has been less than 1.00% per annum. After PFM has initiated a fee reduction under the Government Series Fee Reduction Agreement, Government Series will be obligated to pay PFM, upon PFM’s request, the amount of fees not previously paid to PFM as a result of the fee reduction, but only if the monthly distribution yield of Government Series for the preceding calendar month is in excess of 1.00% per annum, and subject to the limitations that: (i) the amount to be paid to PFM in any calendar month may not exceed 15% of the aggregate fees that would otherwise have been payable by Government Series to PFM under its investment advisory, administration and transfer agency agreements in effect on the effective date of the Government Series Fee Reduction Agreement; and (ii) any fees reduced subject to the Government Series Fee Reduction Agreement may only be restored to PFM for a period of three years from the calendar month to which they relate.

The chart that follows depicts the fees payable by Government Series waived by PFM during the year ended June 30, 2013 and cumulatively since the inception of the Government Series Fee Reduction Agreement. The chart also includes the amounts reimbursed and the amounts deemed unrecoverable under the Government Series Fee Reduction Agreement both during the year ended June 30, 2013 and cumulatively, as well as the amounts which remain to be recoverable as of June 30, 2013 and the term over which any unreimbursed amounts expire.

	Year Ended	Cumulatively through
	June 30, 2013	June 30, 2013
Waived fees	$72,924	$545,181
Amounts reimbursed	-	-
Amounts unrecoverable	$(120,169)	(120,169)
Remaining recoverable		$425,012
Waivers not reimbursed become unrecoverable in fiscal year-end:
June 30, 2014		$94,689
June 30, 2015		257,399
June 30, 2016		72,924
Total		$425,012

The Trust has adopted an Amended and Restated Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act, which permits the Institutional Shares of Prime Series and the Government Series (each a “Covered Fund” and, collectively, the “Covered Funds”) to bear certain expenses in connection with the distribution of their shares, provided the requirements of the Rule are met. PFM Fund

22   PFM Funds Annual Report | June 30, 2013

Distributors, Inc. (the “Distributor”) serves as the distributor of shares of the Funds pursuant to a distribution agreement with the Trust. The Distributor is a wholly-owned subsidiary of PFM. The Distribution Plan authorizes each Covered Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of shares of each Covered Fund, in an amount not to exceed ..25% of the Covered Fund’s average daily net asset value in any year. Any payments made under the Plan shall be made only as determined from time to time by the Board of Trustees of the Trust. For the year ended June 30, 2013, there were no expenses paid by the Covered Funds pursuant to the Distribution Plan.

The Trust has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

E.	GOVERNMENTAL ACCOUNTING STANDARDS (UNAUDITED)

Under Governmental Accounting Standards (“GAS”), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Funds are not subject to GAS, the following risk disclosures of their investment portfolios as of June 30, 2013 have been provided for the information of shareholders.

Credit Risk

The Funds’ investment policies are outlined in the Prospectuses and are further described in the Statements of Additional Information. The Funds may only purchase securities that are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. A Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. Government Series’ investment policy further prohibits investing in commercial paper, corporate notes and bonds, obligations of banks and municipal notes and bonds, other than those guaranteed by the U.S. government or agencies or instrumentalities thereof.

As of June 30, 2013, the Funds’ investment portfolios were comprised of investments which were, in aggregate, rated by Standard and Poor’s (“S&P”) as follows:

S&P Rating	Prime Series %	Government Series %
AA+	15.6%	52.3%
A-1+	30.4%	34.1%
A-1	50.2%	–
AA-	1.8%	–
A+	0.3%	–
Exempt*	1.7%	13.6%

* Represents U.S. Treasury securities, which are not considered to be exposed to overall credit risk per GAS.

PFM Funds Annual Report | June 30, 2013   23

The ratings in the preceding chart of investments held by the Funds include the ratings of collateral underlying repurchase agreements in effect at June 30, 2013.

Concentration of Credit Risk

A Fund may not purchase any securities if 25% or more of its total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks). A Fund may not buy the obligations of any issuer, other than the United States government, its agencies and instrumentalities or another money market fund, if more than 5% of the total assets of the Fund (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States government, its agencies and instrumentalities.

Although the Funds may not lend money or assets, each Fund can buy debt obligations or use deposit instruments in which it is permitted to invest (see “Investment Objective and Policies” in the Prospectuses). Each Fund can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, a Fund will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. The Funds may not sell securities short (i.e. sell securities that they do not own) and may not buy securities on margin. The Funds may not purchase securities of any other investment company if such purchase would cause a Fund to own more than 3% of the outstanding shares of the other investment company. A Fund may not make certain illiquid investments (including repurchase agreements maturing or subject to put in more than seven days) if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable.

Prime Series’ investment policy establishes certain additional restrictions on investments and limitations on portfolio composition. Prime Series’ investment policy provides that no more than 35% of the Fund’s assets may be invested in commercial paper, and that no more than 5% of its assets may be invested in commercial paper of any single issuer (at the time of purchase). The Funds’ investments at June 30, 2013 included the following issuers which individually represented greater than 5% of the total assets of the Funds:

Issuer	Prime Series %	Government Series %
BNP Paribas*	12.0%	7.9%
Fannie Mae	<5.0%	30.8%
Federal Farm Credit Banks	-	6.4%
Federal Home Loan Banks	<5.0%	23.9%
Freddie Mac	<5.0%	17.4%
U.S. Treasury	<5.0%	6.5%

* This issuer is a counterparty to repurchase agreements entered into by the Funds.

These repurchase agreements are fully collateralized by obligations of the United States government or its agencies or instrumentalities

24   PFM Funds Annual Report | June 30, 2013

Interest Rate Risk

The Funds’ investment policies seek to limit exposure to market value fluctuations due to changes in interest rates by (1) requiring that each Fund maintain a dollar-weighted average maturity of not greater than sixty days; (2) requiring that any investment securities purchased by the Funds have remaining maturities of 397 days or less; and (3) for Prime Series, further limiting the remaining maturity of any commercial paper purchased by the Fund to 270 days or less.

The dollar-weighted average maturities of the investment portfolios of Prime Series and Government Series at June 30, 2013 were 47 days and 42 days, respectively. The value and weighted average maturity of the types of investments held by the Funds at June 30, 2013 are as follows:

	Prime Series		Government Series
		Weighted		Weighted
		Average		Average
Type of Investments	Value	Maturity	Value	Maturity
Cash and Cash Equivalents	$65,851,463	1 Day	$6,393,065	1 Day
Certificates of Deposit	3,573,945,287	60 Days	–
Commercial Paper	1,463,197,652	51 Days	–
U.S. Government Agency Discount Notes	124,982,430	58 Days	64,494,062	62 Days
U.S. Government Agency Notes	270,642,617	15 Days	83,701,279	46 Days
U.S. Government Supported Corporate Debt	74,999,667	9 Days	–
U.S. Treasury Notes	101,437,393	15 Days	12,153,692	20 Days
Repurchase Agreements	752,400,000	3 Days	28,500,000	3 Days
Total	$6,427,456,509		$195,242,098

The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (1) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security’s interest rate next resets; (2) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its called date; and (3) the effective maturity of cash and cash equivalents is assumed to be one day.

PFM Funds Annual Report | June 30, 2013   25

PFM FUNDS BOARD OF TRUSTEES, OFFICERS AND ADVISORY BOARD
(UNAUDITED)

Under the Trust’s bylaws, each Trustee holds office until his successor is elected and qualified or until earlier resignation or removal. Vacancies on the Board may be filled by the remaining Board members subject to restrictions imposed by the 1940 Act, which are described in the Funds’ Statements of Additional Information.

The following table sets forth information about the Trust’s Trustees, Officers and Advisory Board Members.

Name, Position Held with Trust, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Independent Trustee)

INDEPENDENT TRUSTEES

Robert R. Sedivy Trustee, Chairman of the Board (1996) Birthyear: 1946 Other directorships: None	Retired, 2008; Vice President-Finance and Treasurer, Collegiate School, Richmond, Virginia, 1988 to 2008; Past President, Virginia Association of Independent Schools Financial Officers Group; (2)

Jeffrey A. Laine Trustee, Chairman of the Audit Committee (1986) Birthyear: 1957 Other directorships: None	President, Commonwealth Financial Group, 1994 to present; President, Laine Financial Group, Inc. (an investment advisory firm) 1992 to present; formerly, President and Treasurer of the Trust (1986 to 2008); (2)

Michael P. Flanagan

Trustee, Chairman of the Governance

Committee (2008)

Birthyear: 1949

Other directorships: Michigan Virtual

University, Michigan Public School

EmployeesRetirement System,

Regional Educational Laboratory

Midwest (Chairperson)

State Superintendent of Education, State of Michigan, 2005 to present; Executive Director, Michigan Association of School Administrators, 2001 to 2005; (2)

Larry W. Davenport Trustee (2012) Birthyear: 1946 Other directorships: None	Retired Director of Finance, Hampton Roads Transit, Virginia, 2004 to 2010; Director of Finance, Southeastern Public Service Authority, Virginia, 1998 to 2004; (2)

Brian M. Marcel Trustee (2008) Birthyear: 1962 Other directorships: Michigan Liquid Asset Fund Plus (Chairperson)	Assistant Superintendent, Administrative & Support Services, Washtenaw Intermediate School District, 1994 to present; (2)

Joseph W. White Trustee (2008) Birthyear: 1958 Other directorships: Molina Healthcare of Ohio, Inc.; Molina Healthcare Insurance Company	Chief Accounting Officer, Molina Healthcare, Inc., 2003 to present; (2)

26   PFM Funds Annual Report | June 30, 2013

Name, Position Held with Trust, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Officer/Affiliated Trustee/Advisory Board Member)

OFFICERS AND AFFILIATED TRUSTEES

Martin P. Margolis Trustee & President (1996) Birthyear: 1944 Other directorships: None	President, PFM Asset Management LLC, 2001 to present; President, PFM Fund Distributors, Inc., 2001 to present; Treasurer and Managing Director, Public Financial Management, Inc. (a financial advisory firm) 1986 to present; Vice President and Manager, PFM I LLC, 2009 to present; (2)

Barbara L. Fava Vice President (2008) Birthyear: 1959 Other directorships: None	Managing Director, PFM Asset Management LLC, 2001 to present; Managing Director, Public Financial Management, Inc.,1989 to present; (2)

Debra J. Goodnight Treasurer (2007) Birthyear: 1955 Other directorships: None	Managing Director, PFM Asset Management LLC, 2001 to present; Secretary and Treasurer, PFM Fund Distributors, Inc., 2001 to present; Managing Director, Public Financial Management, Inc., 1991 to present; (2)

Daniel R. Hess Secretary (2012) and Assistant Treasurer (2007) Birthyear: 1974 Other directorships: None	Managing Director, PFM Asset Management LLC, 2001 to present; (2)

Leo J. Karwejna Chief Compliance Officer (2012) Birthyear: 1976 Other directorships: None	Chief Compliance Officer and Managing Director, PFM Asset Management LLC, 2011 to present; Vice President – Chief Compliance Officer, Prudential Investment Management, 2008 to 2011; Vice President – Compliance, Deutsche Asset Management, 2006 to 2008; (2)

ADVISORY BOARD MEMBERS

Richard A. Cordle, MGT Advisory Board Member (2006) Birthyear: 1955 Other directorships: None	Treasurer, Chesterfield County, Virginia, 1991 to present; (2)

M. Ann Davis, MGT Advisory Board Member (2006) Birthyear: 1946 Other directorships: None	Treasurer, City of Williamsburg / James City County, Virginia, 1998 to present; (2)

Bruce A. Lebsack, CGMA Advisory Board Member (2012) Birthyear: 1953 Other directorships: None	Director of Finance and Administration and Chief Financial Officer, Highlands Ranch Metropolitan Districts and Centennial Water and Sanitation District, Colorado, 1981 to present; (2)

Evelyn R. Whitley Advisory Board Member (2011) Birthyear: 1959 Other directorships: None	Director of Debt Management, Virginia Department of Treasury, 1993 to present; (2)

PFM Funds Annual Report | June 30, 2013   27

Each Trustee who is not an “interested person,” as defined by the 1940 Act, of the Trust (an “Independent Trustee”) receives from the Trust an annual retainer of $6,000 plus $750 for each meeting attended in person and $500 for each meeting attended by telephone. The Chairman of the Trust and the Chairman of each committee of the Board receives an additional $1,500 retainer. The Trust does not pay retirement or pension benefits to any of its officers or the Trustees and does not pay compensation to officers of the Trust affiliated with the Adviser or the Distributor. Members of the Advisory Board receive no compensation from the Trust.

The Board has established an Audit Committee, which consists solely of Independent Trustees, and which operates in accordance with the Committee’s charter. The Audit Committee is designed to: oversee the accounting and financial reporting policies and practices and internal controls of the Trust and, as appropriate, the internal controls of certain service providers to the Trust; oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; act as a liaison between the Trust’s independent registered public accounting firm and the full Board; and undertake such other functions as the Board may deem appropriate from time to time. The Audit Committee met twice during the year ended June 30, 2013.

The Board has established a Nominating and Governance Committee, which operates in accordance with the Committee’s charter and consists solely of Independent Trustees. The Nominating and Governance Committee’s function is to oversee the composition and governance of the Board and its various committees. The Nominating and Governance Committee met once during the year ended June 30, 2013.

The mailing address of each Trustee, Officer and Advisory Board Member is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101.

The Funds’ Statements of Additional Information (“SAI”) include additional information about the Trustees, Officers and Advisory Board Members, and are available, without charge, upon request by calling (800) 338-3383.

INFORMATION ABOUT FUND EXPENSES (UNAUDITED)

As a shareholder of a Fund, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Funds do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. So when invested in a Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2013. This example illustrates the Funds’ expenses in two ways:

28   PFM Funds Annual Report | June 30, 2013

Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Fund using that Fund’s actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

Expenses and Value of a $1,000 Investment in the Funds for the Six Months Ended June 30, 2013

			Expenses Paid
			per $1,000
Based on Actual Fund	Beginning	Ending	During
Expenses and Returns	Account Value	Account Value	Period(1)
Prime Series:
SNAP Fund Class	$1,000.00	$1,001.05	$0.41
Institutional Class	$1,000.00	$1,000.68	$0.78
Colorado Investors Class	$1,000.00	$1,000.85	$0.61
Government Series	$1,000.00	$1,000.22	$0.76

Based on Actual Fund Expenses
and a Hypothetical 5% Return
Prime Series:
SNAP Fund Class	$1,000.00	$1,024.38	$0.41
Institutional Class	$1,000.00	$1,024.02	$0.79
Colorado Investors Class	$1,000.00	$1,024.19	$0.61
Government Series	$1,000.00	$1,024.03	$0.77

(1) Expenses are equal to the Funds’ annualized expense ratios of 0.08%, 0.16% and 0.12% for the Prime Series SNAP Class, Institutional Class and Colorado Investors Class, respectively, and 0.15% for the Government Series multiplied by the average account value over the period, multiplied by 182 days in the most recent fiscal half-year divided by 366.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees; however, other funds to which the Funds are compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.

PFM Funds Annual Report | June 30, 2013   29

Investment Adviser,
Administrator &
Transfer Agent
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Custodian
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Depository Banks
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Wells Fargo Bank, N.A.
1021 East Cary Street
Richmond, Virginia 23219

Independent Registered Public
Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

1-800-338-3383

Item 2. Code of Ethics.

THE REGISTRANT HAS A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICERS, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THE CODE OF ETHICS IS ATTACHED AS EXHIBIT 99.CODEOFETHICS TO THIS FORM N-CSR.

DURING THE YEAR ENDED JUNE 30, 2013, THERE WERE NO WAIVERS GRANTED FROM ANY PROVISION OF THE REGISTRANT’S CODE OF ETHICS.

Item 3. Audit Committee Financial Expert.

THE REGISTRANT’S BOARD OF TRUSTEES (THE “BOARD”) HAS DESIGNATED JEFFREY A. LAINE AS THE REGISTRANT’S AUDIT COMMITTEE FINANCIAL EXPERT. MR. LAINE IS DEEMED TO BE “INDEPENDENT” FOR THE PURPOSES OF THIS ITEM BECAUSE: (1) HE DOES NOT ACCEPT DIRECTLY OR INDIRECTLY ANY CONSULTING, ADVISORY OR COMPENSATORY FEE FROM THE REGISTRANT (OTHER THAN IN HIS CAPACITY AS A COMMITTEE MEMBER OR MEMBER OF THE BOARD); AND (2) HE IS NOT AN “INTERESTED PERSON” OF THE REGISTRANT AS THAT TERM IS DEFINED IN SECTION 2(a)(19) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “1940 ACT”).

Item 4. Principal Accountant Fees and Services.

THE AGGREGATE FEES BILLED IN EACH OF THE LAST TWO FISCAL YEARS BY THE REGISTRANT’S PRINCIPAL ACCOUNTANT FOR AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES ARE AS FOLLOWS:

	FISCAL YEAR	FISCAL YEAR
	ENDED	ENDED
	6/30/13	6/30/12

(a) AUDIT FEES:	$51,930	$52,750

(b) AUDIT-RELATED FEES:	$0	$0

(c) TAX FEES:	$0	$0

(d) ALL OTHER FEES:	$0	$0

(e) (1) THE REGISTRANT’S AUDIT COMMITTEE OPERATES PURSUANT TO AN AUDIT COMMITTEE CHARTER (THE “CHARTER”) WHICH WAS APPROVED BY THE REGISTRANT’S BOARD ON JULY 31, 2003. INCLUDED IN THE CHARTER ARE REQUIREMENTS THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT THE REGISTRANT EMPLOY ITS AUDITOR TO RENDER “PERMISSIBLE NON-AUDIT SERVICES” (AS THAT TERM IS DESCRIBED BY RULE 2-01(C)(4) OF REGULATION S-X) TO THE REGISTRANT. THE CHARTER ALSO REQUIRES THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT ANY “SERVICE ORGANIZATION,” AS SUCH TERM IS DEFINED IN THE CHARTER, THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, EMPLOY THE REGISTRANT’S AUDITOR TO RENDER NON-AUDIT SERVICES, IF SUCH ENGAGEMENT WOULD RELATE DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE REGISTRANT, TO DETERMINE WHETHER THE PROVISION OF SUCH SERVICES IS CONSISTENT WITH THE AUDITOR’S INDEPENDENCE.

THE CHARTER SPECIFIES THAT, NOTWITHSTANDING THE ABOVE REQUIREMENTS, PRE-APPROVAL BY THE AUDIT COMMITTEE OF NON-AUDIT SERVICES IS NOT REQUIRED SO LONG AS:

(1) WITH RESPECT TO THE REGISTRANT, THE AGGREGATE AMOUNT OF ALL SUCH PERMISSIBLE NON-AUDIT SERVICES PROVIDED TO THE REGISTRANT CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES PAID TO THE AUDITOR BY THE REGISTRANT DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

(2) WITH RESPECT TO ANY SERVICE ORGANIZATION THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, THE AGGREGATE AMOUNT OF ALL SUCH NON-AUDIT SERVICES PROVIDED CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES (OF THE TYPE THAT WOULD HAVE TO BE PRE-APPROVED BY THE AUDIT COMMITTEE) PAID TO THE AUDITOR BY THE REGISTRANT AND SUCH ORGANIZATIONS IN THE AGGREGATE DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

(3) SUCH SERVICES WERE NOT RECOGNIZED BY THE REGISTRANT AT THE TIME OF THE ENGAGEMENT TO BE NON-AUDIT SERVICES; AND

(4) SUCH SERVICES ARE PROMPTLY BROUGHT TO THE ATTENTION OF THE AUDIT COMMITTEE AND APPROVED PRIOR TO THE COMPLETION OF THE AUDIT BY THE AUDIT COMMITTEE.

(e) (2) ALL AUDIT-RELATED FEES AND TAX FEES LISTED IN ITEMS (b) AND (c) ABOVE WERE APPROVED IN ADVANCE BY THE REGISTRANT’S AUDIT COMMITTEE.

(f) NOT APPLICABLE; THERE WERE NO SUCH SERVICES PROVIDED BY PERSONS OTHER THAN THE REGISTRANT’S PRINCIPAL ACCOUNTANT’S FULL-TIME EMPLOYEES.

(g) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

(h) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.

Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT’S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT’S ANNUAL REPORT TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE 1940 ACT) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES REQUIRED BY RULE 30a-3(b) UNDER THE 1940 ACT AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a)(1) THE REGISTRANT’S CODE OF ETHICS FORMALLY ADOPTED APRIL 27, 2004 AND MOST RECENTLY AMENDED FEBRUARY 12, 2009 IS ATTACHED HERETO AS EXHIBIT 99.CODEOFETHICS.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(b) OF THE 1940 ACT ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PFM Funds

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	9/6/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Martin P. Margolis .
Martin P. Margolis, President .

Date	9/6/2013

By (Signature and Title)*	/s/ Debra J. Goodnight .
Debra J. Goodnight, Treasurer .

Date	9/6/2013

* Print the name and title of each signing officer under his or her signature.